Financial assets at fair value through the income statement (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Loans and advances	£ 145,259	[1]	£ 134,267
Reverse repurchase agreements and other similar secured lending	3,177	[1]	8,981
Other financial assets	994		614
Financial assets at fair value through profit or loss	188,226	[1]	171,761
Net gains on financial instruments designated at fair value
Disclosure of financial assets [line items]
Loans and advances	2,813		2,170
Debt securities	318		291
Reverse repurchase agreements and other similar secured lending	0		19
Financial assets at fair value through profit or loss	3,131		2,480
Net gains on financial instruments mandatorily at fair value
Disclosure of financial assets [line items]
Loans and advances	33,089		25,279
Debt securities	1,937		1,406
Equity securities	4,798		3,742
Reverse repurchase agreements and other similar secured lending	145,186		138,539
Other financial assets	85		315
Financial assets at fair value through profit or loss	£ 185,095		£ 169,281

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.